Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,035,455.32

Principal:
Principal Collections	$14,683,362.35
Prepayments in Full	$5,606,040.89
Liquidation Proceeds	$140,504.29
Recoveries	$84,101.94
Sub Total	$20,514,009.47
Collections	$21,549,464.79

Purchase Amounts:
Purchase Amounts Related to Principal	$7,942.24
Purchase Amounts Related to Interest	$26.21
Sub Total	$7,968.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,557,433.24

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,557,433.24
Servicing Fee	$382,197.14	$382,197.14	$0.00	$0.00	$21,175,236.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,175,236.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,175,236.10
Interest - Class A-3 Notes	$271,054.72	$271,054.72	$0.00	$0.00	$20,904,181.38
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$20,780,629.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,780,629.38
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$20,730,396.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,730,396.38
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$20,692,910.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,692,910.71
Regular Principal Payment	$18,525,686.02	$18,525,686.02	$0.00	$0.00	$2,167,224.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,167,224.69
Residual Released to Depositor	$0.00	$2,167,224.69	$0.00	$0.00	$0.00

Total		$21,557,433.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,525,686.02
Total					$18,525,686.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,525,686.02	$51.26	$271,054.72	$0.75	$18,796,740.74	$52.01
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$18,525,686.02	$17.60	$482,325.39	$0.46	$19,008,011.41	$18.06

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$252,143,921.54	0.6976479	$233,618,235.52	0.6463899
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$399,763,921.54	0.3797691	$381,238,235.52	0.3621700

Pool Information
Weighted Average APR	2.557%	2.565%
Weighted Average Remaining Term	36.97	36.20
Number of Receivables Outstanding	21,502	21,056
Pool Balance	$458,636,564.89	$438,015,959.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$425,065,010.15	$406,230,015.06
Pool Factor	0.4001404	0.3821498

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$31,785,944.71
Targeted Overcollateralization Amount	$56,777,724.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,777,724.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$182,755.35
(Recoveries)		23	$84,101.94
Net Loss for Current Collection Period			$98,653.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2581%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5000%
Second Prior Collection Period			0.1525%
Prior Collection Period			0.3902%
Current Collection Period			0.2641%
Four Month Average (Current and Prior Three Collection Periods)			0.3267%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		882	$3,743,221.63
(Cumulative Recoveries)			$684,975.08
Cumulative Net Loss for All Collection Periods			$3,058,246.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2668%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,244.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,467.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	190	$5,260,399.49
61-90 Days Delinquent	0.27%	40	$1,167,228.27
91-120 Days Delinquent	0.03%	5	$146,031.66
Over 120 Days Delinquent	0.04%	7	$186,608.46
Total Delinquent Receivables	1.54%	242	$6,760,267.88

Repossession Inventory:
Repossessed in the Current Collection Period		11	$341,555.41
Total Repossessed Inventory		13	$370,579.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1688%
Prior Collection Period			0.2325%
Current Collection Period			0.2470%
Three Month Average			0.2161%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3424%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$2,358,889.91
2 Months Extended	99	$2,959,021.72
3+ Months Extended	23	$668,951.06

Total Receivables Extended	209	$5,986,862.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer